Annual Operating Expenses {- Fidelity® New Jersey AMT Tax-Free Money Market Fund} - 11.30 Fidelity New Jersey Municipal Funds - Retail Combo PRO-14 - Fidelity® New Jersey AMT Tax-Free Money Market Fund - Fidelity New Jersey AMT Tax-Free Money Market Fund-Retail Class
	Jan. 29, 2022
Operating Expenses:
Management fee	0.20%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.30%	[1]

[1]

(a)In order to avoid a negative yield, Fidelity Management & Research Company LLC (FMR) may reimburse expenses or waive fees of Fidelity® New Jersey AMT Tax-Free Money Market Fund. Any such waivers or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Fidelity® New Jersey AMT Tax-Free Money Market Fund will be able to avoid a negative yield.